Earnings Per Share (Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
Earning Per Share [Line Items]
Percent of Senior Convertible Notes	1.875%
80.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 80.73
Conversion of stock, shares converted	(4,619)	[1]
Total Treasury Method Incremental Shares	66,201	[2]
80.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	66,201
80.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(70,820)
90.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 90.73
Conversion of stock, shares converted	(22,427)	[1]
Total Treasury Method Incremental Shares	321,444	[2]
90.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	321,444
90.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(343,871)
100.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 100.73
Conversion of stock, shares converted	(36,700)	[1]
Total Treasury Method Incremental Shares	526,008	[2]
100.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	526,008
100.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(562,708)
110.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 110.73
Conversion of stock, shares converted	73,344	[1]
Total Treasury Method Incremental Shares	815,362	[2]
110.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	693,624
110.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	121,738
110.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(742,018)
120.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 120.73
Conversion of stock, shares converted	264,570	[1]
Total Treasury Method Incremental Shares	1,156,195	[2]
120.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	833,473
120.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	322,722
120.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(891,625)
130.73 [Member]
Earning Per Share [Line Items]
Share Price	$ 130.73
Conversion of stock, shares converted	426,541	[1]
Total Treasury Method Incremental Shares	1,444,884	[2]
130.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	951,927
130.73 [Member] | Warrant [Member]
Earning Per Share [Line Items]
Warrant Shares	492,957
130.73 [Member] | Shares Due To The Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(1,018,343)

[1]	Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.
[2]	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.